THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated October 1, 2015 to the

Prospectus dated March 1, 2015 (the “Prospectus”)

The following supplements the information provided under “Investment Adviser and Co-Administrator: Commerce Investment Advisors, Inc. (The “Adviser”)” in the section entitled “Service Providers” on page 70 of the Prospectus:

Effective October 1, 2015, the fees received by the Adviser for the advisory services provided and expenses assumed under the Advisory Agreement will be permanently reduced for the Growth Fund and the MidCap Growth Fund. On and after that date, the fees due to the Adviser under the Advisory Agreement for the Growth and MidCap Growth Funds will be as set forth below:

Fund	Contractual Advisory Fees
Growth Fund	0.40%
MidCap Growth Fund	First $200 Million – 0.50% In Excess of $200 Million – 0.40%

The information under “Fees and Expenses of the Fund” in the section entitled “Commerce Growth Fund – Summary” on page 2 of the Prospectus is amended and restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares. The fees and expenses in the table have been restated to reflect the fees that will apply effective October 1, 2015.

Growth Fund

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.40%

Total Annual Fund Operating Expenses (1) (2)	0.80%

(1)	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 1.13% of the Fund’s average daily net assets through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement.
(2)	Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

The first paragraph under “Example” in the section entitled “Commerce Growth Fund – Summary” on page 2 of the Prospectus is amended and restated as follows:

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

The information under “Fees and Expenses of the Fund” in the section entitled “Commerce MidCap Growth Fund – Summary” on page 10 of the Prospectus is amended and restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares. The fees and expenses in the table have been restated to reflect the fees that will apply effective October 1, 2015.

MidCap Growth Fund

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.39%

Total Annual Fund Operating Expenses (1)	0.89%

(1)	Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

The first paragraph under “Example” in the section entitled “Commerce MidCap Growth Fund – Summary” on page 10 of the Prospectus is amended and restated as follows:

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

This Supplement should be retained with the Prospectus for future reference.

THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated October 1, 2015 to the

Statement of Additional Information dated March 1, 2015 (the “SAI”)

The following is added to the end of page 116 of the SAI in the section entitled “MANAGEMENT OF THE COMMERCE FUNDS – Investment Adviser”:

Effective October 1, 2015, the fees received by the Adviser for the advisory services provided and expenses assumed under the Advisory Agreement will be permanently reduced for the Growth Fund and the MidCap Growth Fund. On and after that date, the fees due to the Adviser under the Advisory Agreement for the Growth and MidCap Growth Funds will be as set forth below:

Fund	Contractual Advisory Fees
Growth Fund	0.40%
MidCap Growth Fund	First $200 Million – 0.50% In Excess of $200 Million – 0.40%

This Supplement should be retained with the SAI for future reference.